Summary of Significant Accounting Policies and Critical Accounting Estimates Summary of Significant Accounting Policies and Critical Accounting Estimates (Exchange Rates of Key Currencies) (Details)	Dec. 31, 2013	Dec. 31, 2012
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.3791	1.3194
Annual average exchange rate	1.3281	1.2856
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.6542	1.6167
Annual average exchange rate	1.5642	1.5850
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.1234	1.0929
Annual average exchange rate	1.0791	1.0666
Australian Dollar (AUD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.8942	1.0379
Annual average exchange rate	0.9683	1.0358
Canadian Dollar (CAD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.9400	1.0043
Annual average exchange rate	0.9710	1.0007
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.0095	0.0116
Annual average exchange rate	0.0103	0.0125
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.1652	0.1605
Annual average exchange rate	0.1626	0.1585